                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: One
This Amendment (Check only one.):   [X] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai

Address: 1220 Roosevelt
         Suite 200
         Irvine, CA  92620-3667

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nadim A. Kazi
Title:   Attorney-In-Fact for Mohnish Pabrai
Phone:   (312) 876-7990

Signature, Place, and Date of Signing:

    /s/ Nadim A. Kazi             Chicago, IL              November 18, 2011
-------------------------
      Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form I3F Information Table Value Total:  $258,878 (thousands)

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
------------------------ -------------- --------- -------- --------------------- ---------- -------- ----------------------------
                                                  VALUE    SHRS OR   SH/ PUT/    INVESTMENT OTHER    VOTING    AUTHORITY
NAME OF ISSUER           TITLE OF CLASS CUSIP     (X$1000) PRN AMT   PRN CALL    DISCRETION MANAGERS SOLE      SHARED    NONE
------------------------ -------------- --------- -------- --------- --- ------- ---------- -------- --------- --------- --------
Air Transport Services
 Group, Inc.             COM            00922R105      582   134,347 SH          Sole       None       134,347
Bank of America          COM            060505104   43,168 7,053,551 SH          Sole       None     7,053,551
Berkshire Hathaway       B              084670207      673     9,467 SH          Sole       None         9,467
Brookfield
 Infrastructure
 Partners, L.P.          LP INT UNIT    G16252101   43,032 1,767,960 SH          Sole       None     1,767,960
Brookfield Office
 Properties, Inc.        COM            112900105   32,486 2,359,215 SH          Sole       None     2,359,215
Brookfield Residential
 Properties, Inc.        COM            11283W104    1,606   241,573 SH          Sole       None       241,573
CapitalSource Inc.       COM            14055X102   17,273 2,813,141 SH          Sole       None     2,813,141
Cresud S A C I F Y A     SPON ADR       226406106   11,122 1,027,887 SH          Sole       None     1,027,887
Goldman Sachs Group Inc. COM            38141GDG6   27,413   289,933 SH          Sole       None       289,933
Harvest Natural
 Resources               COM            41754V103      476    55,501 SH          Sole       None        55,501
Horsehead Hldg Corp.     COM            440694305   10,073 1,357,498 SH          Sole       None     1,357,498
Pinnacle Airlines Corp.  COM            723443107    5,819 1,985,902 SH          Sole       None     1,985,902
Posco                    SPON ADR       693483109      327     4,301 SH          Sole       None         4,301
Potash Corp.             COM            73755L107   34,403   796,000 SH          Sole       None       796,000

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
Wells Fargo & Co.        COM            949746101   29,549 1,225,101 SH          Sole       None     1,225,101
WTS Wells Fargo & Co.    COM            949746119      876   113,785 SH  Warrant Sole       None       113,785

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                               POWER OF ATTORNEY

          Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

          (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

          (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

          (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

          (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

          The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

          This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

          IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.

          By: /s/ Mohnish Pabrai
              ------------------
              Mohnish Pabrai